Document and Entity Information - shares	6 Months Ended
	Jun. 30, 2017	Dec. 29, 2017
Document And Entity Information
Entity Registrant Name	ASIA PROPERTIES INC
Entity Central Index Key	0001070789
Document Type	10-Q/A
Document Period End Date	Jun. 30, 2017
Amendment Flag	true
Amendment Description	We have filed this Amended Form 10-Q for June 30, 2017 in order to clarify the statement regarding outstanding shares on the first page of this form.
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		1,617,199,362
Trading Symbol	ASPZ
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2017